Common Stock (Details Textual) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended
	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	May 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Common Stock [Line Items]
Common Stock, Shares Authorized	100,000,000				100,000,000		100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	50,000,000				50,000,000		50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	5,110,591				5,110,591		3,741,944	1,188,307
Stockholders' Equity, Reverse Stock Split					On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares outstanding. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares outstanding (herein referred to collectively as the Reverse Stock Splits). All share and per share amounts in this report have been adjusted to reflect the effect of these Reverse Stock Splits.		On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares outstanding. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares outstanding (herein referred to collectively as the Reverse Stock Splits).
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					441,999		326,469
Warrants and Rights Outstanding				$ 20,000
Stock Issued During Period, Value, New Issues					$ 607,234
Payments of Stock Issuance Costs					24,247	$ 0	$ 904,914	$ 0
Proceeds from Issuance of Common Stock					631,481	$ 0	$ 7,520,493	$ 0
Executive Officer [Member]
Common Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services		142,457
Director [Member]
Common Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Jul. 07, 2026
Lincoln Park Capital Fund LLC Purchase Agreement [Member]
Common Stock [Line Items]
Stock Issued During Period, Value, New Issues	$ 131,000
Payments of Stock Issuance Costs					24,000
Common Stock, Shares Agreed To Purchase			133,690
Common Stock, Value Agreed To Purchase			$ 500,000
Stock Issued During Period, Shares, Issued for Services			52,500
Stock Issued During Period, Shares, New Issues	40,000
Proceeds from Issuance of Common Stock					$ 607,000
Common Stock [Member]
Common Stock [Line Items]
Stockholders' Equity, Reverse Stock Split					On June 30, 2016, Aytu effected a reverse stock split in which each common stock holder received one share of common stock for each 12 shares. All share and per share amounts for all periods presented in this report have been adjusted to reflect the effect of this reverse stock split		one share of common stock for each 12 shares
Equity, Fair Value Disclosure				4,200,000
Stock Issued During Period, Value, New Issues					$ 23
Stock Issued During Period, Shares, Issued for Services					142,457
Stock Issued During Period, Shares, New Issues					226,190
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures					1,000,000
Warrant [Member]
Common Stock [Line Items]
Equity, Fair Value Disclosure				2,100,000
IPO [Member]
Common Stock [Line Items]
Proceeds from Issuance Initial Public Offering				$ 6,300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 6.00
Warrants Expiration Term				5 years
Stock Issued During Period, Value, New Issues				$ 7,500,000
Payments of Stock Issuance Costs				$ 1,200,000
Stock Issued During Period, Shares, New Issues				1,562,500
Over-Allotment Option [Member]
Common Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				234,375
Underwriters Exercised of Over-Allotment Option				170,822